Purchases and other expenses - Restructuring and integration costs - Components - Tabular information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Departure plans	€ (15)	€ (68)	€ (30)
Lease property restructuring	2	5	(28)
Distribution channels	(5)	(26)	(11)
Other	(8)	(43)	(120)
Restructuring costs	(25)	(132)	(189)
Acquisitions And Integration Costs	€ 18	€ 17	10
Acquisition costs of investments			(10)
Total restructuring costs			€ (199)